Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Summary of Lease Liabilities

	As at	As at
	December 31, 2024	December 31, 2023
Current portion of lease liabilities	152,449	127,397
Long-term portion of lease liabilities	421,213	332,761
	573,662	460,158

Summary of Changes to Lease Liabilities

The table below summarizes changes to the lease liabilities:

		2024	2023
Balance at beginning of year		460,158	413,039
Business combinations	5	116,837	30,994
Additions		208,028	155,218
Derecognition*		(15,625)	(18,635)
Repayment		(165,350)	(128,107)
Effect of movements in exchange rates		(30,386)	7,649
Balance at end of year		573,662	460,158

* Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.

Summary of Contractual Cash Flow Maturities of Lease Liabilities

The total contractual cash flow maturities of the Group’s lease liabilities are as follows:

As at
December 31, 2024
Less than 1 year	176,039
Between 1 and 5 years	361,122
More than 5 years	117,573
654,734